UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05820
The Hyperion Total Return Fund, Inc.
(Exact name of registrant as specified in charter)
Three World Financial Center. 200 Vesey Street, 10th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)
Thomas F. Doodian, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-549-8400
Date of fiscal year end: November 30, 2006
Date of reporting period: February 28, 2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days alter the close of the first and third fiscal quarters, pursuant to rule 30bl-5 under the Investment Company Act of 1940 (17 CFR 270.30bl-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.
Item 1. Schedule of Investments

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments — (Unaudited)
February 28, 2006

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 65.4%

U.S. Government Agency Collateralized Mortgage Obligations - 3.5%
Federal Home Loan Mortgage Corporation
Series 1675, Class KC	6.50%		10/15/10	$4,565	@	$4,627,665
Series 1587, Class SK	9.00	†	10/15/08	1,206		1,241,711
Series 1604, Class MC	9.00	†	11/15/08	770		797,007
Series 1604, Class SB	9.00	†	11/15/08	148		152,832

						6,819,215

Federal National Mortgage Association
Series 1997-79, Class PL	6.85		12/18/27	1,285		1,325,296
Series 1998-W6, Class B3	7.09		10/25/28	1,367		1,258,029
Series 1993-170, Class SC	9.00	†	09/25/08	92		95,420
Series 1993-48, Class C	9.50		04/25/08	107		108,228

						2,786,973

Total U.S. Government Agency Collateralized Mortgage Obligations (Cost — $9,257,073)						9,606,188

U.S. Government Agency Pass-Through Certificates - 56.1%
Federal Home Loan Mortgage Corporation
Pool A16170	6.00		12/01/33	3,931	@	3,974,191
Pool A17112	6.00		12/01/33	13,140	@	13,282,876
Pool A24261	6.50		07/01/34	2,819	@	2,884,878
Pool A25455	6.50		08/01/34	4,169	@	4,266,262
Pool A13915	7.00		09/01/33	3,238		3,346,738
Pool A17331	7.00		12/01/33	124		128,319
Pool C53494	7.50		06/01/31	51		53,508
Pool C56878	8.00		08/01/31	786		840,207
Pool C58516	8.00		09/01/31	606		647,290
Pool C59641	8.00		10/01/31	372		397,769
Pool C55166	8.50		07/01/31	220		237,872
Pool C55167	8.50		07/01/31	79		85,821
Pool C55168	8.50		07/01/31	300		324,185
Pool C55169	8.50		07/01/31	215		232,721
Pool C60422	8.50		10/01/31	64		68,897
Pool C60423	8.50		10/01/31	249		269,030
Pool C60424	8.50		10/01/31	142		153,288
Pool G01466	9.50		12/01/22	2,458		2,702,283
Pool 555538	10.00		03/01/21	2,276		2,470,308

						36,366,443

Federal National Mortgage Association
TBA	6.00		12/01/99	10,000		10,081,250
Pool 649881	6.00		09/01/32	3,218		3,253,697
Pool 811125	6.00		02/01/35	3,864	@	3,900,710
Pool 650162	6.50		10/01/32	2,665	@	2,733,872
Pool 652870	6.50		10/01/32	2,190	@	2,246,925
Pool 654917	6.50		08/01/32	6,025	@	6,181,505
Pool 655843	6.50		09/01/32	2,562		2,628,103
Pool 783828	6.50		07/01/34	1,829		1,873,397
Pool 789949	6.50		07/01/34	5,241	@	5,367,576
Pool 796005	6.50		09/01/34	8,169	@	8,366,042
Pool 809240	6.50		01/01/35	3,471	@	3,555,219
Pool 555933	7.00		06/01/32	10,985	@	11,389,242
Pool 642102	7.00		05/01/32	2,748	@	2,844,021
Pool 645406	7.00		05/01/32	2,120		2,194,303
Pool 645912	7.00		06/01/32	2,289		2,368,700

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments — (Unaudited)
February 28, 2006

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
Pool 645913	7.00%		06/01/32	$2,084		$2,156,878
Pool 651588	7.00		07/01/32	664		687,187
Pool 660181	7.00		10/01/32	607		628,210
Pool 661116	7.00		10/01/32	911		942,244
Pool 663372	7.00		10/01/32	358		370,522
Pool 663874	7.00		10/01/32	898		928,769
Pool 669474	7.00		11/01/32	869		899,369
Pool 678012	7.00		08/01/32	2,106		2,180,711
Pool 759505	7.00		01/01/34	3,032	@	3,136,855
Pool 794759	7.00		10/01/34	3,360	@	3,475,796
Pool 796481	7.00		08/01/34	2,896		2,995,735
Pool 843773	7.00		12/01/35	1,609		1,664,403
Pool 255053	7.50		12/01/33	854		894,271
Pool 545990	7.50		04/01/31	4,089	@	4,291,386
Pool 784369	7.50		07/01/13	594		596,240
Pool 789284	7.50		05/01/17	1,297		1,354,761
Pool 827853	7.50		10/01/29	984		1,031,334
Pool 833602	7.50		11/01/35	4,034	@	4,221,950
Pool 398800	8.00		06/01/12	1,278		1,348,385
Pool 735800	8.00		01/01/35	3,064		3,275,722
Pool 827855	8.50		10/01/29	2,074		2,242,333
Pool 545436	9.00		10/01/31	1,669		1,835,389
Pool 852865	9.00		07/01/20	3,257		3,563,554
Pool 458132	9.41		03/15/31	3,827		4,199,121

						117,905,687

Total U.S. Government Agency Pass-Through Certificates (Cost — $156,936,239)						154,272,130

U.S. Treasury Obligation - 5.8%
United States Treasury Notes (Cost — $16,539,798)	4.00		02/15/15	16,800	@	16,070,242

Total U.S. Government & Agency Obligations (Cost — $182,733,110)						179,948,560

ASSET-BACKED SECURITIES - 33.3%

Housing Related Asset-Backed Securities - 26.7%
125 Home Loan Owner Trust
Series 1998-1A, Class M2*	7.75		02/15/29	515		515,418
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1	7.65		05/15/21	10,060		7,947,400
Argent NIM Trust
Series 2004-WN3, Class A*	5.93		03/25/34	17		16,591
Asset Backed Funding Corporation
Series 2005-AQ1, Class B1* (e)	5.75/6.25		06/25/35	1,986		1,687,417
Series 2005-AQ1, Class B2* (e)	5.75/6.25		06/25/35	2,087		1,730,017

						3,417,434

First Franklin Mortgage Loan Trust
Series 2004-FFH1, Class B* (d)	8.08	†	03/25/34	3,050		2,886,822
Series 2004-FF2, Class B* (d)	8.08	†	03/25/34	1,800		1,717,866
Series 2004-FFH2, Class B1* (d)	8.08	†	06/25/34	2,750		2,515,692
Series 2004-FF8, Class B4* (d)	8.08	†	10/25/34	2,500		2,323,565

						9,443,945

Green Tree Financial Corp.
Series 1998-3, Class A6	6.76		03/01/30	3,908		3,922,567

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments — (Unaudited)
February 28, 2006

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value
ASSET-BACKED SECURITIES (continued)
Series 1998-8, Class M1	6.98%		09/01/30	$5,000	$2,250,000
Series 1997-6, Class B1	7.17		01/15/29	7,589	1,119,375
Series 1997-6, Class M1	7.21		01/15/29	6,100	4,392,000
Series 1997-3, Class M1	7.53		03/15/28	4,500	2,790,000
Series 1997-6, Class A9	7.55		01/15/29	2,541	2,675,808
Series 1995-6, Class M1	8.10		09/15/26	8,650	8,945,570

					26,095,320

Harborview Mortgage Loan Trust
Series 2005-14, Class B4*	5.53	†	12/19/35	1,180	983,274
Series 2005-1, Class B4* (d)	6.32	†	03/19/35	1,264	1,063,856
Series 2005-1, Class B5* (d)	6.32	†	03/19/35	1,823	1,220,498
Series 2005-1, Class B6* (d)	6.32	†	03/19/35	2,287	457,477
Series 2005-2, Class B4* (d)	6.32	†	05/19/35	2,976	2,450,156

					6,175,261

Mid-State Trust
Series 10, Class B	7.54		02/15/36	1,926	1,703,263
Series 2004-1, Class M2	8.11		08/15/37	3,003	3,115,627

					4,818,890

Structured Asset Investment Loan Trust
Series 2004-11, Class M9 (e)	5.00		01/25/35	3,775	3,551,773
Series 2004-7, Class B (d)	7.08	†	08/25/34	4,321	3,883,184
Series 2004-8, Class B1 (d)	7.08	†	09/25/34	2,000	1,891,714
Series 2004-2, Class B* (d)	7.58	†	03/25/34	2,234	2,015,287

					11,341,958

Structured Asset Securities Corporation
Series 2005-6, Class B5	5.34	†	05/25/35	990	795,651
Series 2005-6, Class B6	5.34	†	05/25/35	990	622,632
Series 2005-6, Class B7	5.34	†	05/25/35	668	200,397

					1,618,680

Vanderbilt Mortgage Finance, Inc.
Series 2001-B, Class A5	6.96		09/07/31	2,000	2,080,434

Total Housing Related Asset-Backed Securities (Cost — $82,137,949)					73,471,331

Non-Housing Related Asset-Backed Securities - 2.3%
Aerco Ltd.
Series 2A, Class A3*	5.03	†	07/15/25	4,293	3,584,726
Airlines Pass Through Trust
Series 1R, Class A8	4.95	†	03/15/19	2,941	2,779,290
Global Rated Eligible Assets Trust
Series 1998-A, Class A1	7.33		03/15/06	1,565	7,826
Securitized Multiple Asset Rated Trust
Series 1997-2, Class A (c)	8.24		03/15/06	2,265	11,325

Total Non-Housing Related Asset-Backed Securities (Cost — $5,985,602)					6,383,167

Franchise Securities - 0.3%
FFCA Secured Lending Corp.
Series 1998-1, Class A1B* (b)	6.73		10/18/25	236	236,128

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments — (Unaudited)
February 28, 2006

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value
ASSET-BACKED SECURITIES (continued)
Franchisee Loan Receivable Trust
Series 1995-B, Class A*	9.63	%†	01/15/11	$1,077	$436,565

Total Franchise Securities (Cost — $1,319,728)					672,693

Collateralized Debt Obligations - 4.0%
Anthracite CDO I Ltd.
Series 2002-CIBA, Class CFL* (b)	5.82	†	05/24/37	5,000	5,115,820
Apidos CDO
Series 2005-2A, Class B* (b)	5.50	†	12/21/18	4,000	3,920,000
Porter Square CDO I Limited
Series 1A, Class C* (b)	8.63	†	08/15/38	2,000	2,055,000

Total Collateralized Debt Obligations (Cost — $10,913,294)					11,090,820

Total Asset-Backed Securities (Cost — $100,356,573)					91,618,011

COMMERCIAL MORTGAGE BACKED SECURITIES - 16.7%
Bear Stearns Commercial Mortgage Securities
Series 1999-C1, Class D	6.53		02/14/31	5,000	5,259,350
CD 2006 CD2*	5.65		01/11/46	1,000	920,959
Chase Commercial Mortgage Securities Corp.
Series 2000-2, Class I*	6.65		07/15/32	1,971	1,238,182
Commercial Mortgage Asset Trust
Series 1999-C1, Class C	7.35		01/17/32	2,000	2,246,920
Commercial Mortgage Lease-Backed Certificate
Series 2001-CMLB, Class A1*	6.75		06/20/31	1,940	2,045,643
Credit Suisse First Boston Mortgage
Series 2004-C5, Class J*	4.65	†	11/15/37	1,000	870,187
First Chicago/Lennar Trust
Series 1997-CHL1, Class D*	7.70	†	04/29/39	2,418	2,426,623
GM Building Mezzanine Loan (g)	6.00		02/10/10	5,000	4,789,258
JP Morgan Commercial Mortgage Finance Corp.
Series 1999-C8, Class C	7.43	†	07/15/31	5,000	5,349,550
LB-UBS Commercial Mortgage Trust
Series 2002-C2, Class L*	5.68		07/15/35	5,300	5,117,956
Mortgage Capital Funding, Inc.
Series 1996-MC1, Class G* (b)	7.15		06/15/06	2,510	2,509,868
Nationslink Funding Corp.
Series 1998-2, Class F*	7.11		08/20/30	4,840	5,118,736
UBS 400 Atlantic Street Mortgage Trust
Series 2002-C1A, Class B3*	7.19		01/11/22	3,000	3,169,530
Wachovia Bank Commercial Mortgage Trust
Series 2004-WL4A, Class H*	5.42	†	10/15/15	1,300	1,300,365
Series 2005-C16, Class H*	5.30	†	10/15/41	4,000	3,707,296

					5,007,661

Total Commercial Mortgage Backed Securities (Cost — $43,798,646)					46,070,423

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 14.5%
Subordinated Collateralized Mortgage Obligations - 14.5%
Bank of America Alternative Loan Trust
Series 2004-3, Class 30B6	5.50		04/25/34	781	269,354
Bank of America Funding Corporation
Series 2003-3, Class B4	5.46	†	10/25/33	917	820,865
Series 2003-3, Class B5	5.46	†	10/25/33	917	649,478

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments — (Unaudited)
February 28, 2006

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Series 2003-3, Class B6	5.46	%†	10/25/33	$920	$368,104

					1,838,447

Bank of America Mortgage Securities, Inc.
Series 2005-4, Class B4	5.50		05/25/35	545	460,910
Series 2005-4, Class B5	5.50		05/25/35	409	267,993
Series 2005-4, Class B6	5.50		05/25/35	273	91,453
Series 2005-5, Class 30B4	5.50		06/25/35	796	670,997
Series 2005-5, Class 30B5	5.50		06/25/35	597	388,555
Series 2005-5, Class 30B6	5.50		06/25/35	598	200,208
Series 2001-4, Class 1B3	6.75		04/20/31	1,796	1,797,340

					3,877,456

Countrywide Home Loans
Series 2003-57, Class B3	5.50		01/25/34	487	418,067

First Horizon Mortgage Pass-Through Trust
Series 2005-4, Class B5*	5.45	†	07/25/35	424	257,952
Series 2005-4, Class B6*	5.45	†	07/25/35	426	125,551
Series 2005-3, Class B5	5.50		06/25/35	341	206,193
Series 2005-3, Class B6	5.50		06/25/35	342	100,796

					690,492

First Republic Mortgage Loan Trust
Series 2000-FRB1, Class B3	5.08	†	06/25/30	443	443,360

G3 Mortgage Reinsurance Ltd.
Series 1, Class E*	24.58	†	05/25/08	5,609	6,168,106
GMAC Mortgage Corp. Loan Trust
Series 2003-J9, Class B1	5.50		01/25/34	874	721,270
Series 2003-J9, Class B2	5.50		01/25/34	874	545,760
Series 2003-J9, Class B3	5.50		01/25/34	856	218,163

					1,485,193

JP Morgan Mortgage Trust
Series 2003-A2, Class B4	4.49	†	11/25/33	545	489,795
Residential Finance Limited Partnership
Series 2004-B, Class B5*	6.12	†	02/10/36	3,473	3,524,625
Series 2002-A, Class B7	10.27	†	10/10/34	2,847	2,914,825

					6,439,450

Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B1	5.25		02/25/34	599	506,599
Series 2004-S1, Class B3	5.25		02/25/34	243	82,498
Series 2003-S7, Class B2	5.50		05/25/33	674	467,736
Series 2003-S7, Class B3 (a)	5.50		05/25/33	961	346,096

					1,402,929

Resix Finance Ltd. Credit-Linked Notes
Series 2005-C, Class B7*	7.67	†	09/10/37	3,978	3,898,039
Series 2004-C, Class B7*	8.07	†	09/10/36	1,471	1,470,768
Series 2003-D, Class B7*	10.32	†	12/10/35	1,925	1,992,139
Series 2003-CB1, Class B8*	11.32	†	06/10/35	1,914	1,990,306
Series 2004-A, Class B10*	16.07	†	02/10/36	851	880,517

					10,231,769

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments — (Unaudited)
February 28, 2006

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Washington Mutual
Series 2005-AR2, Class B11 (d)	5.49	%†	01/25/45	$3,729	$2,487,159
Series 2005-AR2, Class B12 (d)	5.49	†	01/25/45	3,264	587,591

					3,074,750

Wells Fargo Mortgage Backed Securities Trust
Series 2004-6, Class B4	5.50		06/25/34	1,773	1,557,868
Series 2004-6, Class B5	5.50		06/25/34	1,064	752,644
Series 2004-6, Class B6	5.50		06/25/34	709	276,594
Series 2002-10, Class B6	6.00		06/25/32	478	334,358

					2,921,464

Total Subordinated Collateralized Mortgage Obligations (Cost — $39,091,157)					39,750,632

Total Non-Agency Residential Mortgage Backed Securities (Cost — $39,091,157)					39,750,632

				Notional
	Interest			Amount
	Rate		Maturity	(000s)	Value
INTEREST ONLY SECURITIES - 7.1%
Bank of America Commercial Mortgage Inc.
Series 2003-1, Class XP2* (f)	1.43	†	09/11/36	17,992	2,432,161
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP2, Class X2* (f)	1.06	†	02/15/35	74,184	1,766,617
COMM Commercial Mortgage
Class 2001-J2A, Class EIO* (f)	3.74	†	07/16/34	10,000	2,910,220
Commercial Capital Access One, Inc.
Series 2001-A, Class T1 (f)	4.50		02/15/09	18,000	2,268,000
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1* (f)	0.24	†	05/10/36	85,389	3,642,839
GS Mortgage Securities Corp. II
Series 2001-ROCK, Class X1* (f)	0.21	†	05/03/18	252,819	2,980,031
Vendee Mortgage Trust
Series 1997-2, Class IO (f)	0.06	†	06/15/27	44,054	83,702
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2, Class IO1* (f)	0.40	†	11/15/34	83,027	3,522,410

Total Interest Only Securities (Cost — $18,557,803)					19,605,980

	Shares	Value
COMMON STOCKS - 0.9%
Duke Realty Corp. (REIT)	11,583	406,563
MFA Mortgage Investments Incorporated (REIT)	171,900	1,017,648
Sunset Financial Resources Incorporated (REIT)	115,000	1,024,650

Total Common Stocks (Cost — $2,297,162)		2,448,861

PREFERRED STOCKS - 1.5%
Equity Office Properties Trust Series B, 5.25% (REIT)	46,012	2,305,201
Opteum Incorporated Class A, $0.14 Quarterly Dividend, (REIT)	107,200	933,712
SL Green Realty Corp. Series C, 7.63% (REIT)	29,900	760,656

Total Preferred Stocks (Cost — $3,723,863)		3,999,569

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments — (Unaudited)
February 28, 2006

	Interest		Amount
	Rate	Maturity	(000s)		Value
SHORT TERM INVESTMENTS - 0.0%
United States Treasury Bills (Cost — $99,600)	0%	03/16/06	$100	#	$99,819

Total Investments - 139.4% (Cost — $390,657,914)					383,541,855
Liabilities in Excess of Other Assets — (39.4)%					(108,344,900)

NET ASSETS - 100.0%					$275,196,955

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
†	—	Variable Rate Security: Interest rate is the rate in effect February 28, 2006.
*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)	—	Represents a class of subordinated mortgage backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.
(b)	—	Private placement.
(c)	—	This issue is currently making only partial interest payments.
(d)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(e)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(f)	—	Interest rate is based on the notional amount of the underlying mortgage pools.
(g)	—	Represents investment in Mezzanine loans.
#	—	Portion or entire principal amount is held as collateral for open futures contracts.
CDO	—	Collateralized Debt Obligation
REIT	—	Real Estate Investment Trust
TBA	—	Settlement is on a delayed delivery or when-issued basis with a final maturity To Be Announced.
/\	—	At February 28, 2006, the aggregate cost of investments for income tax purposes was $390,657,914. Net unrealized depreciation aggregated $7,116,060 of which $7,267,108 related to appreciated investment securities and $14,383,168 related to depreciated investment securities.

THE HYPERION TOTAL RETURN FUND, INC.
February 28, 2006
Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities (“MBS”) and other debt securities for which market quotations are not readily available (approximately 31% of the investments in securities held by the Fund at February 28, 2006) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.
The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.
Reverse Repurchase agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

THE HYPERION TOTAL RETURN FUND, INC.
February 28, 2006
At February 28, 2006, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount
$ 5,208,000	CS First Boston, 4.59%, dated 2/28/06, maturity date 3/28/06	$5,226,593
13,043,000	Goldman Sachs, 4.61%, dated 2/7/06, maturity date 4/5/06	13,138,203
8,106,000	Greenwich, 4.60%, dated 2/14/06, maturity date 3/21/06	8,142,252
3,445,000	Greenwich, 4.60%, dated 2/14/06, maturity date 3/21/06	3,460,407
15,876,000	Lehman Brothers, 4.35%, dated 2/28/06, maturity date 3/7/06	15,889,428
5,983,000	Lehman Brothers, 4.58%, dated 2/15/06, maturity date 3/16/06	6,005,074
4,137,000	Lehman Brothers, 4.58%, dated 2/15/06, maturity date 3/16/06	4,152,263
4,481,000	Lehman Brothers, 4.58%, dated 2/15/06, maturity date 3/16/06	4,497,532
11,017,000	Lehman Brothers, 4.57%, dated 2/16/06, maturity date 3/16/06	11,056,159
3,840,000	Lehman Brothers, 4.57%, dated 2/16/06, maturity date 3/16/06	3,853,649
2,755,000	Merrill Lynch, 4.58%, dated 2/28/06, maturity date 3/15/06	2,760,257
4,081,000	Merrill Lynch, 4.56%, dated 2/13/06, maturity date 3/14/06	4,095,991
2,640,000	Merrill Lynch, 4.56%, dated 2/13/06, maturity date 3/14/06	2,649,698
3,365,000	Merrill Lynch, 4.57%, dated 2/16/06, maturity date 3/14/06	3,376,106
4,136,000	Merrill Lynch, 4.57%, dated 2/16/06, maturity date 3/14/06	4,149,651
3,050,000	Morgan Stanley, 4.57%, dated 2/8/06, maturity date 3/8/06	3,060,841
3,700,000	Morgan Stanley, 4.57%, dated 2/8/06, maturity date 3/8/06	3,713,151
2,799,000	Morgan Stanley, 4.57%, dated 2/8/06, maturity date 3/8/06	2,808,949
$ 101,662,000

Maturity Amount, Including Interest Payable	$102,036,204

Market Value of Assets Sold Under Agreements	$106,817,213

Weighted Average Interest Rate	4.55%

The average daily balance of reverse repurchase agreements outstanding during the three months ended February 28, 2006, was approximately $104,921,144 at a weighted average interest rate of 4.31%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $116,389,562 as of December 15, 2005, which was 29.74% of total assets.
Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market daily based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net cash payments on interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates.
As of February 28, 2006, the following swap agreement was outstanding:

THE HYPERION TOTAL RETURN FUND, INC.
February 28, 2006

	Expiration		Net Unrealized
Notional Amount	Date	Description	(Depreciation)
2,500,000	9/11/42	Agreement with Bear Sterns and Co., dated 11/2/05 to receive quarterly the notional amount multiplied by 2.1%.	$(78,957)

			$(78,957)

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.
As of February 28, 2006, the following futures contracts were outstanding:
Long:

Notional			Cost at	Value at	Unrealized
Amount	Type	Expiration Date	Trade Date	February 28, 2006	Appreciation
$15,900,000	5 Yr. U.S. Treasury Note	June 2006	$16,683,771	$16,724,812	$41,041
Short:

Notional			Cost at	Value at	Unrealized
Amount	Type	Expiration Date	Trade Date	February 28, 2006	(Depreciation)
$17,200,000	10 Yr. U.S. Treasury Note	June 2006	$18,509,082	$18,559,875	$(50,793)

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal Financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
HYPERION TOTAL RETURN FUND, INC.

By:	/s/ Clifford E. Lai
Clifford E. Lai Principal Executive Officer
Date: April 20, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai Principal Executive Officer
Date: April 20, 2006

By:	/s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer
Date: April 19, 2006